Vanguard® Windsor™Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.8%)
Communication Services (6.5%)
*	T-Mobile US Inc.	2,819,668	403,382
*	Meta Platforms Inc. Class A	2,533,073	403,012
	Cable One Inc.	141,567	194,892
	Electronic Arts Inc.	1,450,244	190,316
*	Match Group Inc.	2,092,727	153,418
*	Charter Communications Inc. Class A	319,625	138,110
	Verizon Communications Inc.	220,056	10,164
			1,493,294
Consumer Discretionary (10.6%)
	Lear Corp.	1,381,940	208,866
*	Las Vegas Sands Corp.	5,429,664	204,644
	Lennar Corp. Class A	2,289,252	194,586
	Newell Brands Inc.	9,598,638	193,989
	Gildan Activewear Inc.	6,139,590	180,013
	TJX Cos. Inc.	2,900,364	177,386
	Compass Group plc	6,442,644	150,993
*	Airbnb Inc. Class A	1,313,671	145,791
*	Skechers USA Inc. Class A	3,634,099	137,950
*	Mohawk Industries Inc.	1,060,308	136,228
*	Booking Holdings Inc.	69,452	134,438
*	Dollar Tree Inc.	786,971	130,134
	Ross Stores Inc.	1,403,683	114,063
*	CarMax Inc.	1,028,074	102,335
*	General Motors Co.	2,756,159	99,938
	PVH Corp.	1,588,525	98,362
			2,409,716
Consumer Staples (3.5%)
	Keurig Dr Pepper Inc.	8,159,917	316,115
	Philip Morris International Inc.	2,555,679	248,284
	Unilever plc (XLON)	4,906,481	238,960
			803,359
Energy (6.3%)
	Canadian Natural Resources Ltd.	5,169,391	285,350
	Schlumberger NV	7,457,803	276,162
	Exxon Mobil Corp.	1,662,536	161,150
	Halliburton Co.	5,301,974	155,348
	NOV Inc.	7,869,660	146,454
	ConocoPhillips	1,446,005	140,884
	Shell plc ADR	2,086,504	111,378
	Diamondback Energy Inc.	847,203	108,459

		Shares	Market Value ($000)
	Baker Hughes Co. Class A	2,230,085	57,291
			1,442,476
Financials (19.2%)
	MetLife Inc.	6,661,395	421,333
	Charles Schwab Corp.	5,740,935	396,412
	Chubb Ltd.	1,652,200	311,671
	Voya Financial Inc.	4,966,762	298,800
	Equitable Holdings Inc.	10,508,227	298,749
	Raymond James Financial Inc.	2,478,301	244,038
	S&P Global Inc.	595,285	224,381
	Wells Fargo & Co.	4,933,654	216,439
	Globe Life Inc.	2,100,416	211,575
	Citigroup Inc.	4,035,906	209,463
	Royal Bank of Canada	2,139,771	208,638
	M&T Bank Corp.	1,157,093	205,326
	Capital One Financial Corp.	1,613,408	177,201
	Apollo Global Management Inc.	2,735,056	156,172
	Bank of America Corp.	4,514,065	152,621
	JPMorgan Chase & Co.	1,265,602	146,000
	American International Group Inc.	2,373,059	122,853
	Goldman Sachs Group Inc.	353,777	117,946
	Axis Capital Holdings Ltd.	1,829,345	92,364
	Morgan Stanley	720,717	60,756
	Allstate Corp.	475,474	55,616
	UBS Group AG (Registered)	2,753,680	44,720
	Invesco Ltd.	852,369	15,121
			4,388,195
Health Care (14.6%)
*	Centene Corp.	3,005,000	279,375
*	Seagen Inc.	1,358,162	244,442
	Humana Inc.	463,830	223,566
	CVS Health Corp.	2,148,847	205,602
*	Avantor Inc.	6,827,020	198,120
	AstraZeneca plc ADR	2,847,606	188,597
*	Boston Scientific Corp.	4,180,182	171,597
	McKesson Corp.	478,239	163,357
	Becton Dickinson and Co.	638,584	156,012
	DENTSPLY SIRONA Inc.	4,245,250	153,508
	Bristol-Myers Squibb Co.	1,853,066	136,719
*	Biogen Inc.	583,953	125,585
	Encompass Health Corp.	2,312,113	117,039
*	Regeneron Pharmaceuticals Inc.	193,885	112,781
[1]	Fresenius Medical Care AG & Co. KGaA ADR	6,083,272	112,662
	Novartis AG (Registered)	1,279,922	109,983
	Johnson & Johnson	616,171	107,534
	Pfizer Inc.	2,110,186	106,586
	UnitedHealth Group Inc.	165,424	89,716
	Elevance Health Inc.	186,825	89,134
	Cigna Corp.	298,096	82,084
	Cardinal Health Inc.	1,164,253	69,343
	Amgen Inc.	269,795	66,766
*	Enhabit Inc.	1,156,056	20,243
			3,330,351
Industrials (8.0%)
	Westinghouse Air Brake Technologies Corp.	5,279,718	493,495
	Leidos Holdings Inc.	2,129,095	227,813
	Knight-Swift Transportation Holdings Inc.	3,825,438	210,208

		Shares	Market Value ($000)
	General Electric Co.	2,643,985	195,417
	Johnson Controls International plc	3,490,487	188,172
	PACCAR Inc.	1,679,459	153,704
	Airbus SE	1,389,425	149,810
*	Boeing Co.	672,223	107,092
	General Dynamics Corp.	339,199	76,886
	Textron Inc.	527,173	34,604
			1,837,201
Information Technology (14.1%)
	Cognizant Technology Solutions Corp. Class A	5,326,822	362,011
*	Salesforce Inc.	1,545,994	284,494
	Fidelity National Information Services Inc.	2,474,784	252,824
	Micron Technology Inc.	3,733,059	230,927
	VMware Inc. Class A	1,975,006	229,496
*	F5 Inc.	1,274,982	213,381
	Amdocs Ltd.	2,333,964	203,195
	NXP Semiconductors NV	1,082,077	198,972
*	FleetCor Technologies Inc.	831,816	183,074
	SS&C Technologies Holdings Inc.	3,065,472	181,384
*	GoDaddy Inc. Class A	2,161,314	160,326
	Genpact Ltd.	3,261,755	156,825
	Hewlett Packard Enterprise Co.	10,531,614	149,970
	QUALCOMM Inc.	783,454	113,648
*	Lumentum Holdings Inc.	1,052,519	95,211
	Oracle Corp.	1,125,306	87,594
	Samsung Electronics Co. Ltd.	938,035	44,402
	Juniper Networks Inc.	1,231,241	34,512
	Cisco Systems Inc.	556,397	25,244
			3,207,490
Materials (4.7%)
	Reliance Steel & Aluminum Co.	1,344,949	255,877
	PPG Industries Inc.	1,376,980	178,030
	Dow Inc.	3,231,984	171,974
	FMC Corp.	1,385,773	153,959
	CRH plc (XDUB)	3,589,733	137,705
	LG Chem Ltd.	237,850	110,780
[1]	Rio Tinto plc ADR	899,590	54,902
			1,063,227
Other (0.0%)
*,2	Allstar Coinv LLC	1,647,100	—
Real Estate (4.1%)
	VICI Properties Inc.	8,332,402	284,885
	American Tower Corp.	920,185	249,214
	Americold Realty Trust Inc.	5,601,127	183,437
	Equinix Inc.	248,841	175,119
*	CBRE Group Inc. Class A	384,588	32,928
			925,583
Utilities (6.2%)
	Exelon Corp.	6,641,845	308,779
	Duke Energy Corp.	2,330,139	256,152
	Edison International	3,310,563	224,357
	NRG Energy Inc.	5,182,794	195,651
	Iberdrola SA (XMAD)	15,764,050	168,336
	Pinnacle West Capital Corp.	1,970,946	144,805
	Avangrid Inc.	2,138,892	104,228

		Shares	Market Value ($000)
*	Iberdrola SA	437,890	4,668
			1,406,976
Total Common Stocks (Cost $18,700,303)			22,307,868
Temporary Cash Investments (2.1%)
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund, 1.903%	2,743,487	274,239
		Face Amount ($000)
Repurchase Agreement (0.9%)
	Bank of America Securities, LLC 2.300%, 8/1/22 (Dated 7/29/22, Repurchase Value $195,137,000, collateralized by Freddie Mac 1.500%–5.000%, 6/1/37–7/1/52, with a value of $199,002,000)	195,100	195,100
Total Temporary Cash Investments (Cost $469,326)			469,339
Total Investments (99.9%) (Cost $19,169,629)			22,777,207
Other Assets and Liabilities—Net (0.1%)			20,020
Net Assets (100%)			22,797,227
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,034,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $26,457,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	977	201,921	15,368
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,192,231	1,115,637	—	22,307,868
Temporary Cash Investments	274,239	195,100	—	469,339
Total	21,466,470	1,310,737	—	22,777,207
Derivative Financial Instruments
Assets
Futures Contracts[1]	15,368	—	—	15,368
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.